Accounts Receivable, Net	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2025	2024
	US$	US$
Accounts receivable	$2,575,753	$1,888,934
Less: allowance for credit losses	(1,041,408)	(634,321)
Accounts receivable, net	$1,534,345	$1,254,613

The movement of allowance of credit losses is as follows:

	For the years ended September 30,
	2025	2024
	US$	US$
Balance at beginning of the year	$634,321	$395,796
Addition	410,728	217,035
Foreign exchange translation	(3,641)	21,490
Balance at end of the year	$1,041,408	$634,321